FINANCIAL RISK MANAGEMENT (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Statement [Line Items]
Restricted cash	$ 852		$ 785
Cash and cash equivalents	14,173		22,291
Non-current trade payables	463		1,365
Trade and other payables	1,833		2,048
Payables to related parties	237	$ 237	376
Credit risk
Statement [Line Items]
Amounts receivable	64		85
Restricted cash	852		785
Cash and cash equivalents	14,173		22,291
Total exposure	15,089		23,161
Foreign Exchange Risk
Statement [Line Items]
Amounts receivable	108		168
Cash and cash equivalents and restricted cash	7,347		5,433
Total Financial assets	7,455		5,601
Non-current trade payables	(463)		(1,365)
Trade and other payables	(1,383)		(1,670)
Payables to related parties	(71)		(190)
Total Financial liabilities	1,917		(3,225)
Net financial assets exposed to foreign currency risk	$ 5,538		$ 2,376